General (Details) - USD ($) $ in Thousands		12 Months Ended
	May 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 08, 2020
General (Details) [Line Items]
Reverse split, description	the Company’s board of directors and stockholders approved a 1-for-100 reverse split of the Company’s common stock, which was implemented and became effective as of May 14, 2021.
Split combined each shares (in Shares)	100
Common stock shares issued (in Shares)	9,459,253
Issued and outstanding common stock rate	90.00%
Share exchange common stock (in Shares)	1,051,028
Common stock percentage	10.00%
Accumulated deficit (in Dollars)		$ 6,025
Net loss (in Dollars)		(3,358)	$ (1,624)
Net cash used in operating activities (in Dollars)		(759)	(1,418)
Common Stock [Member]
General (Details) [Line Items]
Percentage of issued and outstanding common stock				10.00%
Net loss (in Dollars)
Raphael [Member] | Common Stock [Member]
General (Details) [Line Items]
Percentage of issued and outstanding common stock				90.00%